INVESTMENT IN ASSOCIATE (Tables)	6 Months Ended
Sep. 30, 2021
Investment In Associate
Schedule of investment associate

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of September 30, 2021	Voting Rights Held as of March 31, 2021
Associate: Stimunity S.A.	Biotechnology	Paris, France	44.0%	44.0%

Schedule of investment in Stimunity S.A.
	As of and for the Six Months Ended September 30,

(In thousands)	2021	2020

Balance, beginning of period	$1,735	$1,225
Additional investment	–	1,000
Share of (loss) income	(102)	391
Balance, end of period	$1,633	$2,616